May 8, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Mathers Fund (the "Fund")
                  File Nos. 002-23727 and 811-01311

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 64 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2002 (Accession #0000935069-02-000397).


         If you have any questions, concerning this filing, you may contact the undersigned at (617) 535-0520.


                                        /s/ Rebecca D. Gilding
                                        Rebecca D. Gilding
                                        Regulatory Administration Associate

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd